Commitments - Capital commitments (Details) - GBP (£)	Jun. 30, 2025	Jun. 30, 2024
Property, plant and equipment
Capital commitments
Capital commitments	£ 13,262,000	£ 1,992,000
Other intangible assets
Capital commitments
Capital commitments	£ 0	£ 0